Deposits - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Deposits [Abstract]
Time deposits, including certificates of deposit issued in amounts of 10 million Yen or more	¥ 920,545	¥ 1,012,834